MEDICARE PART D (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Other current assets	$ 3,438	$ 4,712
Trade accounts payable and accrued expenses	(2,467)	(2,212)
Risk Corridor Settlement
Segment Reporting Information [Line Items]
Other current assets	8	25
Trade accounts payable and accrued expenses	(158)	(47)
Total net asset (liability)	(150)	(22)
CMS Subsidies/ Discounts
Segment Reporting Information [Line Items]
Other current assets	1,001	2,082
Trade accounts payable and accrued expenses	(128)	(63)
Total net asset (liability)	$ 873	$ 2,019